Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
Public Offerings

In February 2021, the Company completed a public offering in which it issued and sold 1,180,000 Class A subordinate voting shares at a public offering price of $1,315.00 per share. The Company received total net proceeds of $1,541,168 after deducting offering fees and expenses of $10,532.

In September 2020, the Company completed a public offering in which it issued and sold 1,265,000 Class A subordinate voting shares at a public offering price of $900.00 per share, including the 165,000 Class A subordinate voting shares purchased by the underwriters pursuant to the exercise of the over-allotment option. The Company received total net proceeds of $1,117,646 after deducting offering fees and expenses of $20,854.

In May 2020, the Company completed a public offering in which it issued and sold 2,127,500 Class A subordinate voting shares at a public offering price of $700.00 per share, including the 277,500 Class A subordinate voting shares purchased by the underwriters pursuant to the exercise of the over-allotment option. The Company received total net proceeds of $1,460,945 after deducting offering fees and expenses of $28,305.

Common Stock Authorized

The Company is authorized to issue an unlimited number of Class A subordinate voting shares and an unlimited number of Class B multiple voting shares. The Class A subordinate voting shares have one vote per share and the Class B multiple voting shares have 10 votes per share. The Class B multiple voting shares are convertible into Class A subordinate voting shares on a one-for-one basis at the option of the holder. Class B multiple voting shares will automatically convert into Class A subordinate voting shares in certain other circumstances.

Preferred Shares
The Company is authorized to issue an unlimited number of preferred shares issuable in series. Each series of preferred shares shall consist of such number of shares and having such rights, privileges, restrictions and conditions as may be determined by the Company’s Board of Directors prior to the issuance thereof. Holders of preferred shares, except as otherwise provided in the terms specific to a series of preferred shares or as required by law, will not be entitled to vote at meetings of holders of shares.

Stock-Based Compensation

In 2008, the Board of Directors adopted and the Company’s shareholders approved the Legacy Option Plan. Immediately prior to the completion of the Company’s May 2015 IPO, and in connection with the closing of the offering, each option outstanding under the Legacy Option Plan became exercisable for one Class B multiple voting share. Following the closing of the Company’s IPO, no further awards were made under the Legacy Option Plan. The Legacy Option Plan continues to govern awards granted thereunder.

The Company’s Board of Directors and shareholders approved a stock option plan, as well as a long term incentive plan, each of which became effective upon the closing of the Company's IPO on May 27, 2015. On May 30, 2018 and on May 26 2021, the Company’s Board of Directors and shareholders amended both of these plans.
The SOP allows for the grant of options to the Company’s officers, directors, employees and consultants. All options granted under the SOP will have an exercise price determined and approved by the Company’s Board of Directors at the time of grant, which shall not be less than the market price of the Class A subordinate voting shares at such time. For purposes of the SOP, the market price of the Class A subordinate voting shares shall be the volume weighted average trading price of the Class A subordinate voting shares on the NYSE for the five trading days ending on the last trading day before the day on which the option is granted. Options granted under the SOP are exercisable for Class A subordinate voting shares. Both the vesting period and term of the options in the SOP are determined by the Board of Directors at the time of grant. Half of the grants outstanding under both the SOP and the Legacy Option Plan have been approved with a four year vesting schedule with 25% vesting after one year and the remainder vesting evenly over the remaining 36 months. Options granted under the SOP since November 2017 have been approved with a three year vesting schedule with 1/3 vesting after one year and the remainder vesting evenly over the remaining 24 months. On October 17, 2019, the Company approved the issuance of rollover options, from treasury, under the 6 River Systems 2016 Amended and Restated Stock Option and Grant Plan, adopted on closing of the acquisition of 6RS.

The LTIP provides for the grant of share units, or LTIP Units, consisting of RSUs, performance share units (PSUs), and deferred share units (DSUs). Each LTIP Unit represents the right to receive one Class A subordinate voting share in accordance with the terms of the LTIP. Unless otherwise approved by the Board of Directors, RSUs will vest as to 1/3 each on the first, second and third anniversary dates of the date of grant. Prior to November 2017 all RSU grants were approved with a four-year vesting schedule with 25% vesting after one year and the remainder vesting evenly over the remaining 36 months. RSUs granted since November 2017 have been approved with three-year vesting schedules. A PSU participant’s grant agreement will describe the performance criteria established by the Company’s Board of Directors that must be achieved for PSUs to vest to the PSU participant, provided the participant is continuously employed by or in the Company’s service or the service or employment of any of the Company’s affiliates from the date of grant until such PSU vesting date. DSUs will be granted solely to directors of the Company, at their option, in lieu of their Board retainer fees. DSUs will vest upon a director ceasing to act as a director. As at the consolidated balance sheet date there have been $nil PSUs granted.

The maximum number of Class A subordinate voting shares reserved for issuance, in the aggregate, under the Company's SOP and the LTIP was initially equal to 3,743,692 Class A subordinate voting shares. The number of Class A subordinate voting shares available for issuance, in the aggregate, under the SOP and the LTIP will be automatically increased on January 1st of each year, beginning on January 1, 2016 and ending on January 1, 2026, in an amount equal to 5% of the aggregate number of outstanding Class A subordinate voting shares and Class B multiple voting shares on December 31st of the preceding calendar year. As at January 1, 2022, there were 31,094,042 shares available for issuance under the Company's SOP and LTIP.
The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2021 and 2020:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options (1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
December 31, 2019	3,812,242	54.59	6.14	1,307,565	—	1,939,918	159.13
Stock options granted	258,163	505.69	—	—	197.26	—	—
Stock options exercised	(1,530,759)	46.26	—	—	—	—	—
Stock options forfeited	(50,369)	189.56	—	—	—	—	—
RSUs granted	—	—	—	—	—	473,697	645.99
RSUs settled	—	—	—	—	—	(1,176,637)	138.04
RSUs forfeited	—	—	—	—	—	(124,011)	262.93
December 31, 2020	2,489,277	103.76	5.45	2,559,442	—	1,112,967	377.08
Stock options granted	215,893	1,380.21	—	—	579.85	—	—
Stock options exercised	(1,494,840)	72.64	—	—	—	—	—
Stock options forfeited	(56,464)	873.63	—	—	—	—	—
RSUs granted	—	—	—	—	—	562,084	1,410.19
RSUs settled	—	—	—	—	—	(693,448)	309.83
RSUs forfeited	—	—	—	—	—	(137,785)	648.15
December 31, 2021	1,153,866	345.23	5.67	1,190,972	—	843,818	1,076.26

Stock options exercisable as of December 31, 2021	808,395	98.09	4.50	1,034,179
(1) As at December 31, 2021, 247,437 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B multiple voting shares, 876,346 of the outstanding stock options were granted under the Company's SOP and are exercisable for Class A subordinate voting shares, and 30,083 of the outstanding stock options were granted under the 6 River Systems 2016 Amended and Restated Stock Option and Grant Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the closing market price of the Company's Class A subordinate voting shares as of December 31, 2021 and December 31, 2020.

As at December 31, 2021 the Company had issued 921 DSUs under its LTIP.

In connection with the acquisition of 6RS, 122,080 Class A subordinate voting shares were issued with trading restrictions. The restrictions on these shares are lifted over time and are being accounted for as stock-based compensation as the vesting is contingent on continued employment and therefore related to post-combination services. As at December 31, 2021, 61,040 of the Class A subordinate voting shares remained restricted.
The total intrinsic value of stock options exercised and RSUs settled during the years ended December 31, 2021 and 2020 was $2,945,683 and $2,047,327, respectively. The aggregate intrinsic value of options exercised is calculated as the difference between the exercise price of the underlying stock option awards and the market value on the date of exercise.
As of December 31, 2021 and 2020, there was $810,327 and $381,318, respectively, of remaining unamortized compensation cost related to unvested stock options and RSUs granted to the Company’s employees. This cost will be recognized over an estimated weighted-average remaining period of 2.37 years. Total unamortized compensation cost will be adjusted for future changes in estimated forfeitures.

Stock-Based Compensation Expense

All share-based awards are measured based on the grant date fair value of the awards and recognized in the consolidated statements of operations and comprehensive income over the period during which the employee is required to perform services in exchange for the award (generally the vesting period of the award).

The Company estimates the fair value of stock options granted using the Black-Scholes option valuation model, which requires assumptions, including the fair value of the Company's underlying common stock, expected term, expected volatility, risk-free interest rate and dividend yield of the Company's common stock. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, share-based compensation expense could be materially different in the future.

These assumptions are estimated as follows:

•Fair Value of Common Stock. The Company uses the five-day volume weighted average price for its common stock as reported on the New York Stock Exchange.

•Expected Term. The Company determines the expected term based on the average period the stock options are expected to remain outstanding. The Company bases the expected term assumptions on its historical behavior combined with estimates of the post-vesting holding period.

•Expected Volatility. The Company determines the price volatility factor based on the Company's historical volatility over the expected life of the stock options.

•Risk-Free Interest Rate. The Company bases the risk-free interest rate used in the Black-Scholes valuation model on the yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term of the stock options for each stock option group.

•Expected Dividend. The Company has not paid and does not anticipate paying any cash dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the option pricing model.
The grant weighted average assumptions used to estimate the fair value of stock options granted to employees were as follows:

	Years ended
	December 31, 2021	December 31, 2020
Expected volatility	53.1%	46.4%
Risk-free interest rate	0.71%	1.04%
Dividend yield	Nil	Nil
Average expected life	4.15	4.41
In addition to the assumptions used in the Black-Scholes option valuation model, the Company also estimates a forfeiture rate to calculate the share-based compensation expense for our awards. The Company's forfeiture rate is based on an analysis of its actual forfeitures. The Company will continue to evaluate the appropriateness of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover, and other factors. Changes in the estimated forfeiture rate can have a significant impact on share-based compensation expense as the cumulative effect of adjusting the rate is recognized in the period the forfeiture estimate is changed. If a revised forfeiture rate is higher/lower than the previously estimated forfeiture rate, an adjustment is made that will result in an increase/decrease to the share-based compensation expense recognized in the consolidated financial statements.

The following table illustrates the classification of stock-based compensation in the consolidated statements of operations and comprehensive income, which includes both stock-based compensation and restricted share-based compensation expense:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Cost of revenues	6,676	6,483
Sales and marketing	41,546	40,680
Research and development	215,193	154,119
General and administrative	67,348	45,658
	330,763	246,940